7. Derivative Liability: Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Derivative liability	$ 360,746	$ 140,196	$ 357,985	$ 47,706
New Issuance
Increase (Decrease) in Derivative Liabilities	925,403
Debt Discount
Increase (Decrease) in Derivative Liabilities	78,500		95,215
Adjustment for Conversion
Increase (Decrease) in Derivative Liabilities	(111,468)	$ (127,465)	(216,139)
Mark To Market Adjustment
Increase (Decrease) in Derivative Liabilities	$ (671,885)		393,187
Derivative Loss
Increase (Decrease) in Derivative Liabilities			$ 38,016